Employee benefits	6 Months Ended
Jun. 30, 2024
Employee Benefits
Employee benefits

27. Employee benefits

		Current liabilities		Non-current liabilities
	Notes	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Payroll, related charges and other remunerations		636	867	-	-
Share-based payments	27(a)	18	27	-	-
Employee post-retirement obligation	27(b)	70	70	1,221	1,381
		724	964	1,221	1,381

a) Share-based payments

For the long-term incentive programs, the Company compensation plans include Matching Program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis over the three-year required service period, net of estimated losses.

Matching Program

The fair value of the Matching program was estimated using the Company's share price and ADR and the number of shares granted on the grant date. The information by valid programs during the six-month period ended June 30, 2024 is shown below:

	2024 Program	2023 Program	2022 Program
Granted shares	2,244,659	1,330,503	1,437,588
Share price	12.02	15.94	20.03

Performance Shares Units (“PSU”)

The fair value of the PSU program was measured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below by valid program during the six-month period ended June 30, 2024, as well as the result used to calculate the expected value of the total performance factor.

	2024 Program	2023 Program	2022 Program
Granted shares	1,873,175	1,177,755	1,709,955
Date shares were granted	April 29, 2024	January 2, 2023	January 3, 2022
Share price	12.49	16.6	13.81
Expected volatility	35.60%	48.33%	39.00%
Expected term (in years)	3	3	3
Expected shareholder return indicator	66.95%	72.42%	51.20%
Expected performance factor	83.47%	79.32%	53.08%

b) Employee post-retirement obligation

Reconciliation of assets and liabilities recognized in the statement of financial position

	June 30,2024		December 31, 2023
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Movements of assets ceiling
Balance at beginning of the period	1,071	-	1,114	-
Interest income	38	-	103	1
Changes on asset ceiling	(125)	-	(192)	(28)
Translation adjustment	(109)	-	73	-
Transfer	-	-	(27)	27
Balance at end of the period	875	-	1,071	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(4,308)	(1,613)	(4,517)	(2,266)
Fair value of assets	5,243	322	5,656	815
Effect of the asset ceiling	(875)	-	(1,071)	-
Assets (liabilities)	60	(1,291)	68	(1,451)

Current liabilities	-	(70)	-	(70)
Non-current assets (liabilities) (i)	60	(1,221)	68	(1,381)
Assets (liabilities)	60	(1,291)	68	(1,451)

(i) Overfunded pension plans assets are recorded as “Other non-current assets” in the balance sheet.